Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Core Bond Portfolio
Entity Central Index Key	0001104129
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000014262
Shareholder Report [Line Items]
Fund Name	Core Bond Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Core Bond Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Portfolio	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 598,573,175
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,573,175
# of Portfolio Holdings	331
Portfolio Turnover Rate	161%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	1.5%
Short-Term Investments	4.5%
Commercial Mortgage-Backed Securities	8.9%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	17.3%
U.S. Treasury Obligations	28.3%
Corporate Bonds	28.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]